Intangible Assets (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Intangible Assets 1		$ 9,723
Intangible Assets 2		1,881
Intangible Assets 1	5,070
Intangible Assets 2	10,165
Intangible Assets 3	621
Intangible Assets 4	$ 1,234